Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - Nominal amount [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Stages [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 262,659	€ 252,129	[1]
Movements in financial assets including new business	(3,976)	9,496
Transfers due to changes in creditworthiness	0	0
Changes in models	0	0
Financial assets that have been derecognized during the period	0	0
Foreign exchange and other changes	535	1,035
Balance, end of reporting period	259,218	262,659
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	252,039	243,566	[1]
Movements in financial assets including new business	(507)	6,765
Transfers due to changes in creditworthiness	(99)	752
Changes in models	0	0
Financial assets that have been derecognized during the period	0	0
Foreign exchange and other changes	496	957
Balance, end of reporting period	251,930	252,039
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	10,021	7,114	[1]
Movements in financial assets including new business	(3,256)	3,923
Transfers due to changes in creditworthiness	(933)	(1,089)
Changes in models	0	0
Financial assets that have been derecognized during the period	0	0
Foreign exchange and other changes	33	73
Balance, end of reporting period	5,864	10,021
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	599	1,448	[1]
Movements in financial assets including new business	(213)	(1,191)
Transfers due to changes in creditworthiness	1,032	338
Changes in models	0	0
Financial assets that have been derecognized during the period	0	0
Foreign exchange and other changes	6	4
Balance, end of reporting period	1,424	599
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	0	[1]
Movements in financial assets including new business	0	0
Transfers due to changes in creditworthiness	0	0
Changes in models	0	0
Financial assets that have been derecognized during the period	0	0
Foreign exchange and other changes	0	0
Balance, end of reporting period	€ 0	€ 0

[1]	Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018